Average Annual Total Returns - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 29, 2024
VIP Mid Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.08%
Past 5 years	12.45%
Past 10 years	8.12%
VIP Mid Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.00%
Past 5 years	12.34%
Past 10 years	8.02%
VIP Mid Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	14.80%
Past 5 years	12.17%
Past 10 years	7.85%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%